UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Small-Cap Index Fund

Investor Class (TRSYX)

This semi-annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Investor Class	$16	0.29%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$487,229
Number of Portfolio Holdings	1,990
Table Summary

Portfolio Turnover Rate	25.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	20.1%
Financials	18.2
Industrials & Business Services	15.0
Information Technology	14.1
Consumer Discretionary	9.6
Energy	5.7
Real Estate	5.6
Materials	4.2
Utilities	2.7
Other	4.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Moog	0.4%
Hut 8	0.4
Viasat	0.4
BrightSpring Health Services	0.4
Cytokinetics	0.4
MaxLinear	0.3
Argan	0.3
UMB Financial	0.3
JFrog	0.3
Riot Platforms	0.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F33-053 8/26

Small-Cap Index Fund

Investor Class (TRSYX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Small-Cap Index Fund

I Class (TRCSX)

This semi-annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - I Class	$8	0.14%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$487,229
Number of Portfolio Holdings	1,990
Table Summary

Portfolio Turnover Rate	25.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	20.1%
Financials	18.2
Industrials & Business Services	15.0
Information Technology	14.1
Consumer Discretionary	9.6
Energy	5.7
Real Estate	5.6
Materials	4.2
Utilities	2.7
Other	4.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Moog	0.4%
Hut 8	0.4
Viasat	0.4
BrightSpring Health Services	0.4
Cytokinetics	0.4
MaxLinear	0.3
Argan	0.3
UMB Financial	0.3
JFrog	0.3
Riot Platforms	0.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F541-053 8/26

Small-Cap Index Fund

I Class (TRCSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Small-Cap Index Fund

Z Class (TRZIX)

This semi-annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$487,229
Number of Portfolio Holdings	1,990
Table Summary

Portfolio Turnover Rate	25.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	20.1%
Financials	18.2
Industrials & Business Services	15.0
Information Technology	14.1
Consumer Discretionary	9.6
Energy	5.7
Real Estate	5.6
Materials	4.2
Utilities	2.7
Other	4.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Moog	0.4%
Hut 8	0.4
Viasat	0.4
BrightSpring Health Services	0.4
Cytokinetics	0.4
MaxLinear	0.3
Argan	0.3
UMB Financial	0.3
JFrog	0.3
Riot Platforms	0.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1267-053 8/26

Small-Cap Index Fund

Z Class (TRZIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSYX Small-Cap Index Fund
TRCSX Small-Cap Index Fund–
.
I Class
TRZIX Small-Cap Index Fund–
.
Z Class

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 17.18 $ 15.60 $ 14.40 $ 12.48 $ 15.93 $ 14.16
Investment
activities
Net investment
income
(1)(2)
0.08 0.17 0.18 0.18 0.17 0.11
Net realized and
unrealized gain/
loss 3.78 1.80 1.46 1.90 (3.44) 1.91
Total from
investment
activities 3.86 1.97 1.64 2.08 (3.27) 2.02
Distributions
Net investment
income — (0.20) (0.18) (0.16) (0.16) (0.11)
Net realized gain — (0.19) (0.26) — (0.02) (0.14)
Total distributions — (0.39) (0.44) (0.16) (0.18) (0.25)
NET ASSET
VALUE
End of period $ 21.04 $ 17.18 $ 15.60 $ 14.40 $ 12.48 $ 15.93

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
22.47% 12.53% 11.24% 16.75% (20.58)% 14.32%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.71%
(4)
1.07% 0.34% 0.35% 4.93% 1.87%
Net expenses
after waivers/
payments by
Price Associates 0.29%
(4)
0.29% 0.29% 0.29% 0.29% 0.34%
Net investment
income 0.87%
(4)
1.11% 1.22% 1.39% 1.26% 0.70%
Portfolio turnover
rate 25.5% 19.9% 24.7% 27.2% 22.0% 29.0%
Net assets, end
of period (in
thousands) $133 $108 $98 $177 $154 $197
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 17.24 $ 15.65 $ 14.47 $ 12.54 $ 16.01 $ 14.21
Investment
activities
Net investment
income
(1)(2)
0.10 0.20 0.21 0.20 0.19 0.18
Net realized and
unrealized gain/
loss 3.80 1.80 1.47 1.91 (3.46) 1.89
Total from
investment
activities 3.90 2.00 1.68 2.11 (3.27) 2.07
Distributions
Net investment
income — (0.22) (0.24) (0.18) (0.18) (0.13)
Net realized gain — (0.19) (0.26) — (0.02) (0.14)
Total distributions — (0.41) (0.50) (0.18) (0.20) (0.27)
NET ASSET
VALUE
End of period $ 21.14 $ 17.24 $ 15.65 $ 14.47 $ 12.54 $ 16.01

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
22.62% 12.69% 11.40% 16.92% (20.48)% 14.63%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.21%
(4)
0.26% 0.31% 0.40% 0.42% 0.65%
Net expenses
after waivers/
payments by
Price Associates 0.14%
(4)
0.14% 0.14% 0.14% 0.14% 0.17%
Net investment
income 1.02%
(4)
1.26% 1.38% 1.55% 1.43% 1.12%
Portfolio turnover
rate 25.5% 19.9% 24.7% 27.2% 22.0% 29.0%
Net assets, end
of period (in
thousands) $194,526 $157,369 $132,082 $112,086 $85,393 $90,212
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 17.25 $ 15.65 $ 14.46 $ 12.53 $ 15.99 $ 14.20
Investment
activities
Net investment
income
(1)(2)
0.11 0.23 0.24 0.23 0.22 0.23
Net realized and
unrealized gain/
loss 3.79 1.80 1.46 1.90 (3.47) 1.85
Total from
investment
activities 3.90 2.03 1.70 2.13 (3.25) 2.08
Distributions
Net investment
income — (0.24) (0.25) (0.20) (0.19) (0.15)
Net realized gain — (0.19) (0.26) — (0.02) (0.14)
Total distributions — (0.43) (0.51) (0.20) (0.21) (0.29)
NET ASSET
VALUE
End of period $ 21.15 $ 17.25 $ 15.65 $ 14.46 $ 12.53 $ 15.99

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
22.61% 12.88% 11.61% 17.07% (20.35)% 14.71%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.17%
(4)
0.22% 0.26% 0.32% 0.38% 0.72%
Net expenses
after waivers/
payments by
Price Associates 0.00%
(4)
0.00% 0.00% 0.00% 0.00% 0.01%
Net investment
income 1.20%
(4)
1.43% 1.55% 1.75% 1.67% 1.40%
Portfolio turnover
rate 25.5% 19.9% 24.7% 27.2% 22.0% 29.0%
Net assets, end
of period (in
thousands) $292,570 $149,065 $74,199 $36,196 $11,833 $1,104
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Index Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  2.4%
Diversified Telecommunication Services  0.5%
Anterix  (1) 1,752 180
ATN International  1,388 37
Bandwidth, Class A (1) 4,527 287
Cogent Communications Holdings  7,523 104
IDT, Class B  2,502 145
Liberty Capital, Class A (1)(2) 511 11
Liberty Capital, Class C (1) 5,059 109
Liberty Latin America, Class A (1) 3,689 29
Liberty Latin America, Class C (1) 19,327 151
Lumen Technologies (1) 146,739 1,127
Shenandoah Telecommunications  7,463 113
Uniti Group (1) 25,789 296
2,589
Entertainment  0.8%
AMC Entertainment Holdings, Class A (1) 95,017 181
Atlanta Braves Holdings, Class A (1) 1,035 58
Atlanta Braves Holdings, Class C (1) 7,594 394
Cinemark Holdings  16,256 516
CuriosityStream 5,181 14
IMAX (1) 6,952 277
Lionsgate Studios (1)(2) 30,002 459
Madison Square Garden Entertainment (1) 6,017 487
Marcus  3,418 80
Playtika Holding  8,533 32
Reservoir Media (1)(2) 2,739 27
Sphere Entertainment (1)(2) 4,183 724
Starz Entertainment (1) 1,829 53
Stubhub Holdings, Class A (1) 34,065 438
3,740
Interactive Media & Services  0.5%
Angi (1) 4,611 27
Bumble, Class A (1) 15,460 49
Cargurus  (1) 11,494 392
Cars.com (1)(2) 6,504 71
EverQuote , Class A (1) 4,365 104
fuboTV , Class A (1)(2) 4,349 40
Grindr (1) 3,959 57
MediaAlpha , Class A (1) 4,478 56

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Nextdoor Holdings (1) 35,372 80
QuinStreet  (1) 8,333 122
RUM Group (1)(2) 17,044 108
Shutterstock  3,921 55
Taboola.com (1) 19,246 96
TripAdvisor (1)(2) 17,233 236
Trump Media & Technology Group (1)(2) 24,893 193
Webtoon Entertainment (1)(2) 3,212 37
WeShop Holdings, Class A (1) 212 2
Yelp (1) 8,194 201
Ziff Davis (1) 5,406 283
ZipRecruiter, Class A (1) 9,909 37
ZoomInfo Technologies (1) 37,134 109
2,355
Media  0.5%
Advantage Solutions (1)(2) 662 29
AMC Global Media, Class A (1)(2) 4,838 48
Boston Omaha, Class A (1)(2) 3,362 46
Cable One (1) 662 35
Clear Channel Outdoor Holdings (1) 59,682 144
DoubleVerify Holdings (1) 21,532 233
Emerald Holding (2) 1,683 9
Entravision Communications, Class A  9,653 126
EW Scripps, Class A (1) 8,038 22
GD Culture Group (1) 34 —
Gray Media  13,388 53
Ibotta, Class A (1)(2) 1,496 51
iHeartMedia, Class A (1) 18,589 80
John Wiley & Sons, Class A  5,957 289
Lee Enterprises (1) 995 9
Magnite  (1) 21,778 413
MNTN, Class A (1) 7,072 65
National CineMedia 8,397 32
Newsmax (1) 7,251 60
Nexxen International (1) 4,572 41
Optimum Communications, Class A (1)(2) 24,533 36
PubMatic, Class A (1) 5,891 77
Scholastic  2,324 107
Sinclair  6,373 91
Stagwell  (1) 16,234 121
TechTarget (1)(2) 3,879 14
USA TODAY (1) 20,698 177
2,408

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Wireless Telecommunication Services  0.1%
Gogo (1) 12,099 38
KORE Group Holdings (1) 870 8
Spok Holdings  2,856 29
Telephone & Data Systems  15,127 560
635
Total Communication Services 11,727
CONSUMER DISCRETIONARY  9.6%
Automobile Components  1.2%
Adient  (1) 12,104 222
Cooper-Standard Holdings (1) 2,632 71
Dana  16,909 460
Dauch  (1) 35,795 194
Dorman Products (1) 4,127 563
Fox Factory Holding (1) 6,264 106
Garrett Motion  26,338 954
Gentherm  (1) 4,654 159
Goodyear Tire & Rubber (1) 42,582 281
Holley (1) 9,672 25
LCI Industries  3,634 385
Motorcar Parts of America (1) 1,972 30
Patrick Industries (2) 4,899 440
Phinia 5,606 462
Solid Power (1) 30,595 79
Standard Motor Products  3,267 127
Stoneridge (1) 4,230 31
Strattec Security (1) 624 51
Versigent  (1) 10,891 457
Visteon  4,058 403
XPEL (1) 3,866 192
5,692
Automobiles  0.1%
Harley-Davidson  15,891 389
Livewire Group (1)(2) 3,459 4
Lucid Group (1)(2) 19,257 129
Winnebago Industries  4,213 131
653
Broadline Retail  0.1%
1stdibs.com (1) 3,649 18
Groupon (1)(2) 3,254 78
Kohl's  16,659 295
Pattern Group, Class A (1) 4,879 123

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Savers Value Village (1)(2) 5,676 57
571
Distributors  0.1%
GigaCloud Technology, Class A (1) 3,852 122
Gold.com  3,012 125
Weyco Group  779 31
278
Diversified Consumer Services  1.3%
American Public Education (1) 2,736 147
Carriage Services  2,133 82
Clear Secure, Class A  14,390 802
Coursera (1) 33,582 189
Covista  (1) 5,255 655
Driven Brands Holdings (1) 9,291 130
Frontdoor  (1) 10,806 839
Graham Holdings, Class B  481 549
KinderCare Learning (1) 4,657 20
Laureate Education (1) 18,453 670
Lincoln Educational Services (1) 4,554 227
Matthews International, Class A (2) 4,563 123
McGraw Hill (1) 3,636 34
OneSpaWorld Holdings  15,134 427
Perdoceo Education  9,598 307
Phoenix Education Partners  806 27
Strategic Education  3,333 255
Stride (1) 6,381 550
Universal Technical Institute (1) 7,235 310
6,343
Hotels, Restaurants & Leisure  2.0%
Accel Entertainment (1) 7,931 100
Bally's (1)(2) 1,389 19
Biglari Holdings, Class A (1) 9 19
Biglari Holdings, Class B (1) 90 38
BJ's Restaurants (1) 2,947 179
Black Rock Coffee Bar, Class A (1) 1,975 16
Bloomin' Brands  12,569 115
Brightstar Lottery  14,592 156
Brinker International (1) 6,554 1,101
Cheesecake Factory  7,222 575
Cracker Barrel Old Country Store  3,467 185
Dave & Buster's Entertainment (1) 4,109 47
Dine Brands Global  1,867 67

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
El Pollo Loco Holdings (1) 4,343 74
First Watch Restaurant Group (1) 8,940 115
Genius Sports (1)(2) 35,946 218
Global Business Travel Group I (1) 19,080 179
Hilton Grand Vacations (1)(2) 8,555 448
Inspired Entertainment (1) 3,176 26
Jack in the Box (1)(2) 2,697 43
Krispy Kreme (1) 12,270 43
Kura Sushi USA, Class A (1)(2) 1,042 60
Life Time Group Holdings (1) 22,096 902
Lindblad Expeditions Holdings (1) 7,542 213
Marriott Vacations Worldwide  4,249 433
Monarch Casino & Resort  1,848 243
Nathan's Famous  442 45
Navan, Class A (1) 15,736 360
Papa John's International (2) 5,007 184
Penn Entertainment (1) 19,503 417
Portillo's, Class A (1)(2) 10,148 48
Pursuit Attractions and Hospitality (1) 3,170 177
RCI Hospitality Holdings (2) 1,074 29
Red Rock Resorts, Class A  7,257 472
Rush Street Interactive (1) 15,310 455
Sabre (1) 51,414 108
Serve Robotics (1)(2) 10,818 71
Shake Shack, Class A (1) 5,967 334
Sharplink  (1) 28,365 136
Six Flags Entertainment (1) 14,626 312
Super Group SGHC  24,756 336
Sweetgreen, Class A (1)(2) 16,005 141
Target Hospitality (1) 6,133 125
United Parks & Resorts (1) 3,015 144
Venu Holding (1) 7,244 17
Wendy's (2) 24,523 203
Xponential Fitness, Class A (1) 5,381 37
9,765
Household Durables  1.7%
Beazer Homes USA (1) 3,802 107
Cavco Industries (1) 1,185 728
Century Communities  3,887 279
Champion Homes (1) 8,408 741
Cricut, Class A (2) 7,016 31
Dream Finders Homes, Class A (1)(2) 4,331 75
Ethan Allen Interiors  3,583 80

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Flexsteel Industries  500 37
GoPro, Class A (1) 20,282 16
Green Brick Partners (1) 4,655 373
Hamilton Beach Brands Holding, Class A  784 18
Helen of Troy (1) 3,525 103
Hovnanian Enterprises, Class A (1) 719 102
Installed Building Products  3,601 828
KB Home  9,256 579
La-Z-Boy  6,139 246
Legacy Housing (1) 1,347 35
Leggett & Platt  20,616 241
LGI Homes (1) 3,147 200
Lifetime Brands  1,844 16
Lovesac  (1) 1,757 29
M/I Homes (1) 3,879 624
Meritage Homes  10,069 844
Newell Brands  64,897 399
Sonos (1) 18,336 248
Taylor Morrison Home (1) 14,374 1,031
XMAX (1)(2) 9,251 84
8,094
Leisure Products  0.5%
Acushnet Holdings  4,222 500
Callaway Golf (1) 21,540 405
Escalade  1,231 23
Funko, Class A (1)(2) 6,404 38
JAKKS Pacific  1,213 28
Johnson Outdoors, Class A  980 45
Latham Group (1) 7,810 50
Malibu Boats, Class A (1)(2) 3,020 83
MasterCraft Boat Holdings (1) 2,773 72
Peloton Interactive, Class A (1) 61,693 365
Polaris  8,258 565
Smith & Wesson Brands  6,622 100
Sturm Ruger  2,096 79
Tron (1) 7,788 12
2,365
Specialty Retail  2.0%
1-800-Flowers.com, Class A (1)(2) 2,043 7
Abercrombie & Fitch, Class A (1) 6,815 613
Academy Sports & Outdoors  9,958 469
Advance Auto Parts  9,385 584
American Eagle Outfitters  24,251 417

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Arhaus 8,044 68
Arko  10,842 87
ARKO Petroleum (1) 1,884 36
Asbury Automotive Group (1) 3,002 604
Barnes & Noble Education (1)(2) 1,942 24
Bed Bath & Beyond (1) 11,396 66
Bed Bath & Beyond, Warrants, 10/7/26 (1) 538 —
Bob's Discount Furniture (1) 2,994 47
Boot Barn Holdings (1) 4,689 770
Buckle  4,964 210
Build-A-Bear Workshop (2) 1,851 57
Caleres  5,088 63
Camping World Holdings, Class A  9,395 72
Citi Trends (1) 769 44
Designer Brands, Class A (2) 5,307 31
Envela  (1) 1,046 30
EVgo  (1)(2) 16,839 32
Genesco (1) 1,455 49
Group 1 Automotive  1,777 517
Haverty Furniture  2,085 53
J Jill (2) 689 11
Lands' End (1)(2) 1,137 12
MarineMax  (1) 2,906 106
Monro  3,772 65
National Vision Holdings (1) 12,005 228
OneWater Marine, Class A (1) 1,777 20
Outdoor Holding (1)(2) 16,228 37
Petco Health & Wellness (1) 13,952 38
RealReal  (1) 16,997 200
Rent the Runway, Class A (1)(2) 1,266 4
Revolve Group (1) 6,359 146
RH (1) 2,374 391
RumbleON , Class B (1) 2,368 16
Sally Beauty Holdings (1) 14,663 207
Shoe Station Group  2,785 41
Signet Jewelers  5,992 517
Sonic Automotive, Class A  1,860 158
Stitch Fix, Class A (1) 17,792 73
ThredUp , Class A (1) 15,869 109
Torrid Holdings (1)(2) 1,869 4
Upbound Group  8,333 177
Urban Outfitters (1) 8,755 620
Victoria's Secret (1) 10,648 889

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Warby Parker, Class A (1) 15,630 474
Winmark  (2) 461 195
Zumiez (1) 1,727 31
9,719
Textiles, Apparel & Luxury Goods  0.6%
Capri Holdings (1) 18,321 340
Carter's  5,514 227
Ermenegildo Zegna (2) 6,977 91
Figs, Class A (1) 14,349 147
Fossil Group (1) 8,208 34
G-III Apparel Group  5,549 187
Kontoor Brands  8,379 698
Movado Group  2,308 91
Oxford Industries (2) 2,144 75
PLBY Group (1) 8,740 10
Rocky Brands  1,094 45
Steven Madden  11,064 466
Superior Group (2) 1,119 15
Under Armour , Class A (1) 29,100 186
Under Armour , Class C (1) 28,248 176
Wolverine World Wide  12,527 207
2,995
Total Consumer Discretionary 46,475
CONSUMER STAPLES  2.0%
Beverages  0.2%
Boston Beer, Class A (1) 1,170 207
MGP Ingredients  2,237 39
National Beverage (1) 3,674 115
Vita Coco (1) 7,495 496
857
Consumer Staples Distribution & Retail  0.6%
Andersons  5,115 350
Chefs' Warehouse (1) 5,681 546
Grocery Outlet Holding (1)(2) 14,006 140
Ingles Markets, Class A  2,278 202
Natural Grocers by Vitamin Cottage  1,981 61
PriceSmart 3,977 777
United Natural Foods (1) 9,213 421
Village Super Market, Class A  1,414 59
Weis Markets  1,991 156
Yesway , Class A (1) 2,387 48
2,760

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products  0.5%
Alico 890 37
B&G Foods (2) 12,003 48
BRC, Class A (1) 12,242 13
Cal-Maine Foods  6,677 538
Del Monte  5,015 140
Dole  11,994 164
Flowers Foods (2) 28,826 228
Forafric Global (1) 365 4
J & J Snack Foods  2,295 168
John B. Sanfilippo & Son  1,171 101
Lifeway Foods (1)(2) 859 26
Limoneira 2,198 29
Mama's Creations (1) 5,590 100
Marzetti  3,009 343
Mission Produce (1)(2) 8,742 103
Once Upon a Farm PBC (1) 1,982 40
Seneca Foods, Class A (1) 684 119
Simply Good Foods (1) 12,481 166
Utz Brands  11,145 86
Vital Farms (1)(2) 5,493 64
Westrock Coffee (1)(2) 5,660 46
2,563
Household Products  0.3%
Central Garden & Pet (1) 1,253 56
Central Garden & Pet, Class A (1) 7,697 298
Energizer Holdings  9,387 201
Oil- Dri 1,467 150
Spectrum Brands Holdings  3,436 295
WD-40  2,068 504
1,504
Personal Care Products  0.3%
BellRing Brands (1) 18,106 234
Coty, Class A (1) 55,205 119
Edgewell Personal Care  7,136 192
Herbalife (1) 15,478 204
Honest (1) 14,499 53
Interparfums 2,799 313
Nature's Sunshine Products (1) 2,052 45
Niagen Bioscience (1)(2) 8,726 28
Nu Skin Enterprises, Class A  7,358 39
Oddity Tech, Class A (1)(2) 6,148 93

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Olaplex Holdings (1)(2) 21,708 44
USANA Health Sciences (1) 1,425 30
1,394
Tobacco  0.1%
Turning Point Brands  2,866 243
Universal  3,786 198
441
Total Consumer Staples 9,519
ENERGY  5.7%
Energy Equipment & Services  2.4%
Archrock 26,344 1,072
Atlas Energy Solutions (2) 12,637 210
Borr Drilling (1)(2) 35,979 149
Bristow Group  3,952 163
Cactus, Class A  10,642 545
Core Laboratories (2) 7,002 82
Energy Services of America  2,112 41
Expro Group Holdings (1) 12,558 185
Flowco Holdings, Class A  5,443 116
Forum Energy Technologies (1) 1,597 80
Helix Energy Solutions Group (1) 21,266 186
Helmerich & Payne  14,849 486
HMH Holding, Class A (1) 1,548 29
Innovex International (1) 6,915 172
Kodiak Gas Services  15,246 1,145
Liberty Energy  24,356 638
Nabors Industries (1) 2,164 182
National Energy Services Reunited (1) 9,268 277
Natural Gas Services Group  1,787 77
Noble (2) 19,409 724
Oceaneering International (1) 15,200 616
Oil States International (1) 8,626 69
Patterson-UTI Energy  53,075 487
ProFrac Holding, Class A (1)(2) 3,542 21
ProPetro Holding (1) 15,104 217
Ranger Energy Services, Class A  2,696 43
RPC  15,417 90
SEACOR Marine Holdings (1) 3,359 26
Seadrill (1) 9,601 363
Select Water Solutions  17,183 343
Smart Sand  4,553 23
Solaris Energy Infrastructure  8,059 648

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
TETRA Technologies (1) 19,660 223
Tidewater (1) 7,562 504
Transocean (1) 149,050 729
Valaris  (1) 8,680 630
11,591
Oil, Gas & Consumable Fuels  3.3%
Aemetis  (1)(2) 9,889 16
American Resources (1)(2) 13,528 29
Amplify Energy (1) 5,446 22
Ardmore Shipping  5,463 77
BKV (1) 4,952 135
California Resources  11,213 593
Calumet (1) 10,554 380
Centrus Energy, Class A (1)(2) 2,813 472
Clean Energy Fuels (1) 21,632 44
CNX Resources (1) 21,088 716
Comstock (1) 11,125 46
Comstock Resources (1) 10,318 154
Core Natural Resources  7,759 621
Crescent Energy, Class A  39,664 390
CVR Energy  4,495 124
Delek U.S. Holdings  9,319 473
DHT Holdings  22,500 372
Diversified Energy  10,828 150
Dorian LPG  5,675 197
Encore Energy (1) 29,398 39
Energy Fuels (1) 37,962 550
Epsilon Energy (2) 3,449 19
Evolution Petroleum  3,808 14
Excelerate Energy, Class A  3,689 140
FLEX LNG (2) 4,788 134
FutureFuel 2,509 11
Gevo  (1) 36,045 54
Golar LNG  14,831 739
Granite Ridge Resources  7,613 34
Green Plains (1) 10,471 161
Gulfport Energy (1) 2,400 407
HighPeak Energy (2) 2,995 21
Infinity Natural Resources, Class A (1) 2,111 27
International Seaways  6,360 487
Kinetik Holdings  7,795 377
Kolibri Global Energy (1) 3,317 17
Kosmos Energy (1) 89,729 189

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lightbridge (1)(2) 5,168 45
Magnolia Oil & Gas, Class A  28,061 718
Murphy Oil  20,926 681
NACCO Industries, Class A  517 26
Navigator Holdings  5,597 104
New Era Energy & Digital (1) 12,114 77
NextDecade  (1)(2) 25,428 192
Nordic American Tankers  31,079 172
Northern Oil & Gas  15,903 289
OPAL Fuels, Class A (1)(2) 2,014 4
Par Pacific Holdings (1) 7,418 416
PBF Energy, Class A  14,918 679
Peabody Energy  18,914 437
PEDEVCO (1) 233 3
PrimeEnergy Resources (1)(2) 99 17
REX American Resources (1) 4,430 200
Riley Exploration Permian  2,305 76
Ring Energy (1) 28,896 31
Sable Offshore (1)(2) 20,185 62
SandRidge Energy  4,861 67
Scorpio Tankers  7,025 487
SFL  18,750 191
SM Energy  36,795 960
Summit Midstream (1) 1,355 39
Talos Energy (1) 19,304 249
Teekay 8,484 85
Teekay Tankers, Class A  3,711 241
Uranium Energy (1) 74,634 796
Ur-Energy (1) 57,406 78
VAALCO Energy  15,588 79
Vitesse Energy (2) 4,870 77
W&T Offshore  14,770 47
World Kinect  7,487 247
16,303
Total Energy 27,894
EQUITY FUNDS  0.0%
Mutual Funds & Exchange-Traded Funds  0.0%
iShares Russell 2000 ETF  806 242
Total Equity Funds 242
FINANCIALS  18.2%
Banks  10.3%
1st Source  2,726 222

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
ACNB  1,560 93
Amalgamated Financial  2,801 129
Amerant Bancorp  5,138 131
Ameris Bancorp  9,972 900
Ames National  1,369 41
Arrow Financial  2,456 101
Associated Banc-Corp  21,951 675
Atlantic Union Bankshares 21,787 922
Avidbank Holdings (1) 1,414 47
Avidia Bancorp  2,795 59
Axos Financial (1) 8,362 814
Banc of California  16,596 339
BancFirst 3,310 368
Bancorp (1) 6,059 380
Bank First  1,581 235
Bank of Hawaii  6,088 496
Bank of Marin Bancorp  2,284 63
Bank of NT Butterfield & Son  6,101 363
Bank7  545 27
BankUnited  11,394 552
Bankwell Financial Group  914 54
Banner  5,175 344
Bar Harbor Bankshares 2,537 96
BayCom 1,580 52
BCB Bancorp  2,097 22
Beacon Financial  12,999 396
Blue Ridge Bankshares 10,032 35
Bridgewater Bancshares (1) 3,286 69
Burke & Herbert Financial Services  2,358 169
Business First Bancshares  4,849 149
BV Financial (1) 818 17
Byline Bancorp  4,732 178
C&F Financial  415 33
California Bancorp  3,993 83
Camden National  2,590 140
Capital Bancorp  1,709 60
Capital City Bank Group  2,079 103
Capitol Federal Financial  18,697 159
Carter Bankshares 3,302 112
Cathay General Bancorp  10,028 622
CB Financial Services  620 23
Central Pacific Financial  3,986 152
CF Bankshares  (2) 666 22

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Chain Bridge Bancorp, Class A (1) 223 9
Chemung Financial  618 46
ChoiceOne Financial Services (2) 2,193 75
Citizens & Northern  2,673 62
Citizens Community Bancorp  1,261 29
Citizens Financial Services  706 51
City Holding  2,156 286
Civista Bancshares  3,121 88
CNB Financial  4,514 152
Coastal Financial (1) 2,020 157
CoastalSouth Bancshares  1,026 28
Colony Bankcorp 3,190 64
Columbia Financial (1) 4,058 86
Commercial Bancgroup 1,318 43
Community Bancorp (2) 778 30
Community Financial System  8,172 548
Community Trust Bancorp  2,479 179
Community West Bancshares  3,750 101
ConnectOne Bancorp  7,467 250
Customers Bancorp (1) 4,763 377
CVB Financial  26,134 589
Dime Commercial Bancshares  6,265 255
Eagle Bancorp  4,327 123
Eagle Bancorp Montana  990 24
Eagle Financial Services  610 25
Eastern Bankshares 33,204 738
ECB Bancorp (1) 1,136 23
Enterprise Financial Services  5,568 367
Equity Bancshares, Class A  2,529 124
Esquire Financial Holdings (2) 1,067 127
Farmers & Merchants Bancorp  2,043 62
Farmers National Banc  8,960 131
FB Bancorp (1) 2,426 37
FB Financial  6,705 371
Fidelity D&D Bancorp  696 36
Financial Institutions  2,912 113
Finwise Bancorp (1) 1,251 18
First Bancorp  6,173 395
First Bancorp  1,766 61
First BanCorp Puerto Rico  23,592 615
First Bank New Jersey  3,344 59
First Busey 12,525 369
First Business Financial Services  1,219 77

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
First Capital  435 28
First Commonwealth Financial  15,527 316
First Community  1,332 43
First Community Bankshares 2,456 109
First Financial  1,680 130
First Financial Bancorp  16,076 544
First Financial Bankshares 20,216 699
First Guaranty Bancshares (2) 909 9
First Internet Bancorp  1,036 29
First Interstate BancSystem , Class A  13,850 534
First Merchants  9,608 420
First Mid Bancshares  3,714 179
First National  1,075 32
First Northern Community Bancorp (1) 2,266 41
First United  917 40
First Western Financial (1) 1,310 42
Firstsun Capital Bancorp (1) 3,756 146
Five Star Bancorp  2,334 114
Flagstar Bank  46,857 700
Franklin Financial Services  647 40
FS Bancorp  512 22
Fulton Financial  29,558 715
FVCBankcorp 2,015 35
GBank Financial Holdings (1)(2) 1,438 44
German American Bancorp  5,638 268
Glacier Bancorp  20,024 1,033
Great Southern Bancorp  1,212 95
Greene County Bancorp  942 32
Hancock Whitney  12,509 935
Hanmi Financial  4,339 141
Hanover Bancorp  448 10
Hawthorn Bancshares  740 29
HBT Financial  2,452 78
Heritage Financial  6,270 186
Hilltop Holdings  6,001 233
Hingham Institution For Savings (2) 246 76
Home Bancorp  1,066 73
Home BancShares 28,507 814
HomeTrust Bancshares  2,337 117
Hope Bancorp  18,869 258
Horizon Bancorp  7,735 155
Independent Bank, (MA)  7,401 620
Independent Bank, (MI)  2,978 107

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
International Bancshares  8,376 636
Investar Holding  2,047 61
Isabella Bank  1,046 41
John Marshall Bancorp  946 21
Kearny Financial  5,630 53
Lakeland Financial  3,742 231
Landmark Bancorp  791 24
LCNB  1,772 31
Live Oak Bancshares  4,904 200
MainStreet Bancshares  922 23
Mechanics Bancorp, Class A  6,054 96
Mercantile Bank  2,595 149
Meridian  1,185 24
Metrocity Bankshares 3,526 127
Metropolitan Bank Holding  1,683 166
Mid Penn Bancorp  3,264 114
Midland States Bancorp  3,079 96
MVB Financial  1,788 52
National Bank Holdings, Class A  6,594 293
National Bankshares 953 35
NB Bancorp  6,137 130
NBT Bancorp  7,818 386
Nicolet Bankshares 3,015 499
Northeast Bank  1,150 152
Northeast Community Bancorp  1,872 52
Northfield Bancorp  5,685 84
Northpointe Bancshares  3,132 60
Northrim BanCorp 3,341 93
Northwest Bancshares  22,453 340
Norwood Financial  1,553 50
Oak Valley Bancorp  1,091 37
OceanFirst Financial  12,762 249
OFG Bancorp  6,501 319
Ohio Valley Banc  458 20
Old National Bancorp  52,731 1,366
Old Second Bancorp  7,660 179
OP Bancorp  1,576 24
Orange County Bancorp  1,908 70
Origin Bancorp  4,551 233
Orrstown Financial Services  2,782 114
Park National  2,560 468
Parke Bancorp  1,540 51
Pathward Financial  3,292 287

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
PCB Bancorp  1,632 46
Peapack-Gladstone Financial  2,384 113
Peoples Bancorp  5,378 207
Peoples Bancorp of North Carolina  565 24
Peoples Financial Services  1,413 94
Pioneer Bancorp (1) 1,602 27
Plumas Bancorp  997 58
Ponce Financial Group (1) 952 19
Preferred Bank  1,193 127
Primis Financial  3,331 54
Princeton Bancorp  778 29
Provident Financial Services  19,599 463
QCR Holdings  2,516 245
RBB Bancorp  2,572 70
Red River Bancshares  781 71
Renasant  14,289 608
Republic Bancorp, Class A  1,251 113
Rhinebeck Bancorp (1)(2) 430 7
Richmond Mutual BanCorp 859 14
S&T Bancorp  5,590 274
Seacoast Banking  14,879 495
ServisFirst Bancshares  7,918 687
Shore Bancshares  4,732 109
Sierra Bancorp  1,869 76
Simmons First National, Class A  22,181 502
SmartFinancial 2,281 107
South Plains Financial  2,368 102
Southern First Bancshares (1) 969 59
Southern Missouri Bancorp  1,442 110
Southside Bancshares  4,394 155
SR Bancorp  743 15
Sterling Bancorp (1)(3) 2,133 —
Stock Yards Bancorp  4,023 308
Texas Capital Bancshares  6,608 682
Third Coast Bancshares (1) 2,351 95
Timberland Bancorp  1,134 51
Tompkins Financial  2,082 197
Towne Bank  13,353 484
TriCo Bancshares  4,525 244
Triumph Financial (1) 3,488 266
TrustCo Bank  2,579 142
Trustmark  8,498 391
UMB Financial  11,144 1,591

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
United Bankshares 21,143 969
United Community Banks  18,462 648
Unity Bancorp  1,124 66
Univest Financial  4,246 186
USCB Financial Holdings  1,541 31
Valley National Bancorp  73,810 1,081
Virginia National Bankshares 630 28
WaFd 11,241 431
Washington Trust Bancorp  2,902 106
WesBanco 14,566 568
West BanCorp 2,341 62
Westamerica BanCorp 3,612 212
Western New England Bancorp  2,443 35
WSFS Financial  8,011 615
50,023
Capital Markets  1.9%
Acadian Asset Management  4,320 309
AlTi Global (1)(2) 7,654 28
Artisan Partners Asset Management, Class A  9,837 340
Bakkt  (1)(2) 4,503 35
BGC Group, Class A  57,572 615
BRC Group Holdings (1) 3,492 28
Chaince Digital Holdings (1)(2) 10,173 44
Cohen & Steers  4,341 330
DigitalBridge Group  27,308 431
Donnelley Financial Solutions (1) 3,792 159
GCM Grosvenor, Class A  8,928 110
Gemini Space Station, Class A (1) 6,254 27
Innventure  (1) 8,427 43
Marex Group  9,389 572
MarketWise 203 4
Miami International Holdings (1) 11,546 429
Moelis, Class A  11,388 745
Open Lending (1) 15,758 49
Patria Investments, Class A (2) 9,802 108
Perella Weinberg Partners  10,595 169
Piper Sandler  10,667 772
PJT Partners, Class A  3,716 561
Ridgepost Capital, Class A  8,997 71
Silvercrest Asset Management Group, Class A  911 9
StepStone Group, Class A  11,722 485
StoneX Group (1) 10,986 1,302
Value Line  68 3

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Victory Capital Holdings, Class A  6,495 546
Virtus Investment Partners  969 139
Wealthfront  (1) 5,526 49
Webull  (1) 51,278 334
Westwood Holdings Group  1,122 21
WisdomTree (2) 20,564 348
9,215
Consumer Finance  1.2%
Atlanticus Holdings (1) 776 79
Bread Financial Holdings  6,160 667
Consumer Portfolio Services (1) 875 8
Dave (1) 1,566 584
Encore Capital Group (1) 3,234 302
Enova International (1) 3,675 885
FirstCash Holdings  6,215 1,344
Green Dot, Class A (1) 8,062 109
Happen (1) 17,287 359
Jefferson Capital  3,447 67
LendingTree (1) 1,712 76
Medallion Financial  2,545 26
Navient  9,677 82
Nelnet, Class A  2,256 301
NerdWallet, Class A (1) 5,254 49
Oportun Financial (1) 6,301 36
OppFi  (1)(2) 3,403 34
PRA Group (1) 5,892 112
PROG Holdings  5,974 278
Regional Management  1,187 49
Upstart Holdings (1)(2) 12,907 457
World Acceptance (1) 375 84
5,988
Financial Services  2.1%
Acacia Research (1)(2) 5,337 25
Alerus Financial  3,512 109
Better Home & Finance Holding (1)(2) 1,218 33
Bladex, Class E  4,529 278
Burford Capital  31,196 128
Cannae Holdings  5,703 82
Cass Information Systems  1,777 91
Compass Diversified Holdings (1) 9,908 106
Dlocal 13,892 181
Enact Holdings  4,230 193
Essent Group  13,775 885

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
EVERTEC  9,420 262
Federal Agricultural Mortgage, Class C  1,438 287
Finance Of America, Class A (1)(2) 712 20
Flywire (1) 18,112 318
HA Sustainable Infrastructure Capital  19,462 760
International Money Express (1) 4,224 61
Jackson Financial, Class A  9,980 1,022
loanDepot , Class A (1)(2) 13,573 17
Marqeta , Class A (1) 52,872 215
Merchants Bancorp  3,817 191
NCR Atleos  (1) 11,167 485
NewtekOne 3,848 57
NMI Holdings, Class A (1) 11,596 476
Onity Group (1)(2) 919 37
Pagseguro Digital, Class A  24,726 224
Paymentus Holdings, Class A (1) 8,979 217
Payoneer Global (1) 39,902 284
Paysafe  (1)(2) 4,260 32
Paysign  (1) 6,710 55
PennyMac Financial Services  4,528 394
Priority Technology Holdings (1) 5,177 35
Radian Group  20,630 777
Remitly Global (1) 28,661 642
Repay Holdings (1) 9,835 41
Security National Financial, Class A (1) 2,202 21
Sezzle  (1)(2) 2,475 425
StoneCo , Class A  35,026 380
Velocity Financial (1) 1,496 28
Walker & Dunlop  5,105 279
Waterstone Financial  2,289 47
10,200
Insurance  1.9%
Abacus Global Management (2) 4,231 45
Accelerant Holdings, Class A (1) 9,322 109
American Coastal Insurance, Class C  3,843 43
American Integrity Insurance Group  1,851 35
AMERISAFE  2,865 97
Ategrity Specialty Holdings (1) 1,421 34
Baldwin Insurance Group (1) 14,960 398
Bowhead Specialty Holdings (1) 2,795 84
Citizens (1)(2) 5,855 34
CNO Financial Group  14,152 721
Crawford, Class A  2,192 25

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Donegal Group, Class A  2,637 50
Employers Holdings  2,846 144
Exzeo Group (1)(2) 777 13
F&G Annuities & Life  5,167 137
Genworth Financial (1) 58,223 551
Goosehead Insurance, Class A (1) 3,440 167
Greenlight Capital Re, Class A (1) 3,966 64
Hamilton Insurance Group, Class B  7,019 238
HCI Group  1,701 298
Heritage Insurance Holdings (1) 3,721 97
Hippo Holdings (1) 2,880 81
Horace Mann Educators  6,146 317
Investors Title  219 60
James River Group Holdings  4,624 20
Kemper  9,007 243
Kingstone  1,450 28
Kingsway (1)(2) 3,265 34
Lemonade (1) 10,853 706
MBIA (1) 6,041 39
Mercury General  4,115 439
Neptune Insurance Holdings, Class A (1) 5,815 183
NI Holdings (1) 703 11
Octave Specialty Group (1) 6,236 39
Palomar Holdings (1) 4,010 507
Pelagos Insurance Capital  6,707 163
Root, Class A (1) 1,964 110
Safety Insurance Group  2,225 167
Selective Insurance Group  9,198 892
SiriusPoint  (1) 16,022 385
Skyward Specialty Insurance Group (1) 6,333 370
Slide Insurance Holdings (1) 9,795 190
Stewart Information Services  4,623 305
Tiptree  3,563 64
Trupanion  (1)(2) 5,215 129
United Fire Group  3,272 172
Universal Insurance Holdings  3,832 158
9,196
Mortgage Real Estate Investment Trusts  0.8%
ACRES Commercial Realty, REIT (1)(2) 582 10
Adamas Trust, REIT  13,027 122
Angel Oak Mortgage REIT, REIT  1,884 17
Apollo Commercial Real Estate Finance, REIT (2) 20,680 221
Arbor Realty Trust, REIT (2) 29,285 159

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ares Commercial Real Estate, REIT  7,070 32
ARMOUR Residential REIT, REIT (2) 19,407 339
Blackstone Mortgage Trust, Class A, REIT  24,648 418
BrightSpire Capital, REIT  18,215 99
Chicago Atlantic Real Estate Finance, REIT  2,300 25
Chimera Investment, REIT  12,859 172
Claros Mortgage Trust, REIT (1) 14,686 34
Dynex Capital, REIT  33,476 439
Ellington Financial, REIT  18,806 256
Franklin BSP Realty Trust, REIT (2) 12,158 99
Invesco Mortgage Capital, REIT (2) 13,754 109
KKR Real Estate Finance Trust, REIT (2) 8,850 61
Ladder Capital, REIT  17,285 172
MFA Financial, REIT  15,417 149
Nexpoint Real Estate Finance, REIT  728 11
Orchid Island Capital, REIT (2) 31,040 216
PennyMac Mortgage Investment Trust, REIT (2) 13,357 151
Ready Capital, REIT  18,893 33
Redwood Trust, REIT  18,913 90
Rithm Property Trust, REIT  663 10
Seven Hills Realty Trust, REIT (2) 3,371 28
TPG Mortgage Investment Trust, REIT  3,693 29
TPG RE Finance Trust, REIT  10,785 90
Two Harbors Investment, REIT  16,072 199
3,790
Total Financials 88,412
HEALTH CARE  20.1%
Biotechnology  10.6%
4D Molecular Therapeutics (1) 7,011 93
Abeona Therapeutics (1)(2) 6,662 41
Absci  (1) 21,101 245
ACADIA Pharmaceuticals (1) 19,661 497
Achieve Life Sciences (1) 11,873 78
Acumen Pharmaceuticals (1) 7,209 19
ADC Therapeutics (1) 16,432 18
ADMA Biologics (1) 35,188 295
Aduro Biotech, Rights, 12/31/49 (1)(3) 35 —
Agenus (1) 6,078 19
Agios Pharmaceuticals (1) 9,021 335
Akebia Therapeutics (1) 39,415 45
Aktis Oncology (1)(2) 3,236 104
Alector  (1) 14,968 30
Alkermes (1) 25,270 1,324

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Allogene Therapeutics (1) 40,481 84
Altimmune  (1) 30,317 92
ALX Oncology Holdings (1) 16,457 34
AnaptysBio  (1) 3,014 203
Anavex Life Sciences (1) 14,061 36
Anika Therapeutics (1) 1,783 26
Annexon  (1) 23,691 135
Apogee Therapeutics (1) 6,795 902
Arbutus Biopharma (1) 24,531 118
Arcturus Therapeutics Holdings (1)(2) 3,850 26
Arcus Biosciences (1) 13,490 416
Arcutis Biotherapeutics (1) 17,454 458
Ardelyx  (1) 37,280 190
ArriVent Biopharma (1) 5,784 201
ARS Pharmaceuticals (1)(2) 9,287 74
Artiva Biotherapeutics (1) 706 7
Assembly Biosciences (1) 1,504 41
Atrium Therapeutics (1) 2,161 29
Aura Biosciences (1) 6,844 49
Aurinia Pharmaceuticals (1) 18,198 309
Avalo Therapeutics (1) 6,373 118
Beam Therapeutics (1) 15,124 519
Benitec Biopharma (1)(2) 3,251 43
Bicara Therapeutics (1) 6,740 200
BioCryst Pharmaceuticals (1) 35,512 355
Biohaven  (1) 20,368 303
Black Diamond Therapeutics (1) 7,200 13
Bright Minds Biosciences (1) 1,131 79
C4 Therapeutics (1) 15,459 72
Cabaletta Bio (1) 17,171 53
CAMP4 Therapeutics (1)(2) 4,826 21
Candel Therapeutics (1)(2) 9,666 100
Canton Strategic Holdings (1) 6,766 19
Capricor Therapeutics (1) 8,203 198
CareDx  (1) 7,823 223
Cartesian Therapeutics (1)(2) 1,978 21
Cartesian Therapeutics, CVR (1)(2)(3) 5,723 —
Catalyst Pharmaceuticals (1) 17,957 564
Celcuity  (1) 5,870 614
Celldex Therapeutics (1) 11,921 444
Century Therapeutics (1) 18,582 46
CG oncology (1) 11,119 790
Chinook Therapeutics, CVR (1)(3) 2,945 —

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Climb Bio (1) 5,373 70
Cogent Biosciences (1) 25,124 972
Coherus Oncology (1) 19,935 28
Compass Therapeutics (1) 19,996 44
Connect Biopharma Holdings (1) 2,282 5
Corbus Pharmaceuticals Holdings (1) 2,511 24
Corvus Pharmaceuticals (1) 10,327 154
Crescent Biopharma (1) 3,294 59
CRISPR Therapeutics (1)(2) 14,048 766
Cullinan Therapeutics (1) 9,227 168
Cytokinetics (1) 19,929 1,698
CytomX Therapeutics (1) 27,149 102
Damora Therapeutics (1) 8,143 212
Denali Therapeutics (1) 22,436 577
Design Therapeutics (1) 4,694 68
DiaMedica Therapeutics (1)(2) 5,590 39
Dianthus Therapeutics (1) 7,136 696
Disc Medicine (1) 4,266 312
Dyne Therapeutics (1) 20,806 462
Editas Medicine (1) 15,263 49
Eikon Therapeutics (1) 3,321 43
Eledon Pharmaceuticals (1)(2) 12,370 49
Elicio Therapeutics (1)(2) 1,952 8
Emergent BioSolutions (1) 7,944 67
Enanta Pharmaceuticals (1) 4,278 62
Entrada Therapeutics (1) 3,630 27
Erasca  (1) 30,185 553
Evommune  (1) 1,911 25
Fennec Pharmaceuticals (1) 4,807 52
First Tracks Biotherapeutics (1) 3,519 71
Foghorn Therapeutics (1) 4,268 21
Forte Biosciences (1) 2,920 62
Galectin Therapeutics (1)(2) 7,224 34
Generate Biomedicines (1) 3,724 63
Geron  (1) 84,371 108
GRAIL (1) 6,230 425
Greenwich Lifesciences (1)(2) 1,015 24
GTX, CVR (1)(3) 1 —
Gyre Therapeutics (1)(2) 2,764 18
Heron Therapeutics (1)(2) 19,769 8
Hyperliquid Strategies (1) 18,953 149
Ideaya Biosciences (1) 12,649 471
Immix Biopharma (1) 6,193 64

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Immuneering , Class A (1)(2) 8,084 40
ImmunityBio  (1)(2) 58,297 510
Immunome (1) 15,895 337
Immunovant  (1) 12,868 496
Inhibikase Therapeutics (1) 18,305 37
Inhibrx , CVR (1)(3) 2,250 —
Inhibrx Biosciences (1) 1,434 136
Intellia Therapeutics (1)(2) 20,381 345
Invivyd  (1) 31,734 28
Iovance Biotherapeutics (1)(2) 60,013 250
Ironwood Pharmaceuticals (1) 24,054 101
Jade Biosciences (1)(2) 4,715 105
Janux Therapeutics (1) 6,442 99
Kailera Therapeutics (1) 7,042 155
Karyopharm Therapeutics (1) 3,002 29
Keros Therapeutics (1) 3,559 38
Kiniksa Pharmaceuticals International (1) 6,392 409
Kodiak Sciences (1) 5,936 231
Korro Bio (1)(2) 1,679 22
Krystal Biotech (1) 3,941 1,465
Kura Oncology (1) 12,843 141
Kymera Therapeutics (1) 9,445 1,083
Kyverna Therapeutics (1) 6,327 56
Larimar Therapeutics (1) 10,036 31
Lexeo Therapeutics (1) 10,688 50
Lineage Cell Therapeutics (1) 27,784 36
Lyell Immunopharma  (1) 1,418 20
MacroGenics  (1) 9,470 44
MannKind  (1) 46,427 198
MapLight Therapeutics (1)(2) 1,590 57
MeiraGTx Holdings (1)(2) 9,065 122
MiMedx Group (1) 18,268 70
Mineralys Therapeutics (1) 8,654 233
Minerva Neurosciences (1) 5,133 28
Mirum Pharmaceuticals (1) 7,160 838
Monopar Therapeutics (1)(2) 679 63
Monte Rosa Therapeutics (1) 11,166 270
Myriad Genetics (1) 13,946 80
Neurogene  (1) 1,706 54
Nkarta  (1) 4,961 14
Novavax (1)(2) 22,996 217
Nurix Therapeutics (1) 14,460 351
Nuvalent , Class A (1) 8,105 1,001

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Nuvectis Pharma (1)(2) 2,344 43
Ocugen  (1) 51,531 79
Olema Pharmaceuticals (1) 11,822 148
OnKure Therapeutics, Class A (1) 3,952 18
Opus Genetics (1) 8,074 33
Organogenesis Holdings (1)(2) 8,564 21
ORIC Pharmaceuticals (1) 11,268 122
Oruka Therapeutics (1) 7,597 723
Ovid therapeutics (1) 23,089 62
Palisade Bio (1) 22,254 46
Palvella Therapeutics (1) 1,655 253
Perspective Therapeutics (1) 15,751 54
Praxis Precision Medicines (1) 3,791 1,269
Precigen  (1) 29,116 166
Precision BioSciences  (1) 3,659 29
Prelude Therapeutics (1) 4,186 22
Prime Medicine (1)(2) 12,196 45
ProKidney  (1)(2) 11,407 23
Protagonist Therapeutics (1) 9,283 1,138
Protalix BioTherapeutics  (1)(2) 10,063 23
Protara Therapeutics (1) 7,890 30
Prothena  (1) 6,910 68
PTC Therapeutics (1) 12,503 1,020
Puma Biotechnology (1) 6,675 54
Recursion Pharmaceuticals, Class A (1)(2) 77,174 283
REGENXBIO (1) 7,276 87
Relay Therapeutics (1) 24,375 456
Replimune Group (1) 11,944 132
Rezolute  (1) 11,143 58
Rhythm Pharmaceuticals (1) 8,324 924
Rigel Pharmaceuticals (1) 2,775 109
Rocket Pharmaceuticals (1) 13,637 47
SAB Biotherapeutics (1) 6,547 26
Sagimet Biosciences, Class A (1) 8,962 69
Sana Biotechnology (1) 27,695 97
Sarepta Therapeutics (1) 15,696 282
Savara  (1) 23,071 142
Scholar Rock Holding (1) 16,864 928
SELLAS Life Sciences Group (1)(2) 28,462 420
Shattuck Labs (1) 9,250 64
Sionna Therapeutics (1) 2,781 122
Solid Biosciences (1) 11,867 119
Spruce Biosciences (1) 410 22

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Spyre Therapeutics (1) 11,233 997
Stoke Therapeutics (1) 8,307 272
Surrozen  (1) 1,108 29
Sutro Biopharma (1) 2,406 80
Syndax Pharmaceuticals (1) 13,428 294
Tango Therapeutics (1) 21,242 664
Taysha Gene Therapies (1) 36,569 249
Tectonic Therapeutic (1) 1,473 51
Tenax Therapeutics (1) 3,797 55
TG Therapeutics (1)(2) 21,958 1,206
Tobira Therapeutics, CVR (1)(3) 25 —
Tonix Pharmaceuticals Holding (1)(2) 2,199 28
Travere Therapeutics (1) 13,485 766
TriSalus Life Sciences (1)(2) 7,228 33
Twist Bioscience (1) 9,366 964
Tyra Biosciences (1) 5,548
177
Ultragenyx Pharmaceutical (1) 14,581 487
Unicycive Therapeutics (1)(2) 3,684 17
Upstream Bio (1) 5,311 37
UroGen Pharma (1) 6,425 236
Vanda Pharmaceuticals, A Shares (1) 7,203 44
Vaxcyte  (1) 19,873 1,155
Vera Therapeutics (1) 9,640 414
Veracyte  (1) 12,221 718
Verastem  (1) 12,044 46
Vericel  (1) 7,776 346
Vir Biotechnology (1) 18,538 189
Viridian Therapeutics (1) 13,622 250
Vor BioPharma (1) 6,154 113
Voyager Therapeutics (1) 7,927 28
Whitehawk Therapeutics (1) 4,892 22
X4 Pharmaceuticals (1) 12,192 57
Xencor  (1) 10,501 169
Xenon Pharmaceuticals (1) 14,805 894
XOMA Royalty (1) 1,401 60
Z Squared (1)(2) 6,622 70
Zenas Biopharma (1)(2) 4,297 109
Zentalis Pharmaceuticals (1) 7,543 37
Zura Bio (1) 8,889 52
Zymeworks  (1) 6,923 181
51,639
Health Care Equipment & Supplies  2.7%
Acme United  460 22

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Alphatec Holdings (1) 18,922 164
AngioDynamics  (1) 5,676 74
Anteris Technologies Global (1) 12,464 123
Artivion  (1) 6,975 157
AtriCure  (1) 7,616 213
Avanos Medical (1) 6,967 173
Axogen  (1) 8,030 371
Beta Bionics (1)(2) 6,213 97
Bioventus, Class A (1)(2) 7,351 69
Butterfly Network (1) 32,112 270
CapsoVision  (1) 5,321 40
Carlsmed  (1) 669 7
Ceribell  (1) 4,153 81
Cerus  (1) 30,343 89
ClearPoint Neuro (1)(2) 4,300 77
CONMED  4,701 154
CVRx  (1)(2) 1,648 8
Delcath Systems (1)(2) 4,182 53
DENTSPLY SIRONA  30,876 328
Electromed  (1) 907 38
Embecta 7,065 23
Enovis  (1) 8,779 182
Establishment Labs Holdings (1) 4,087 351
Glaukos  (1) 8,698 1,216
Haemonetics  (1) 7,115 534
Hyperfine (1) 11,801 16
ICU Medical (1) 3,726 546
Inogen  (1) 3,731 24
Inspire Medical Systems (1) 4,377 195
Integer Holdings (1) 5,174 483
Integra LifeSciences Holdings (1)(2) 10,325 185
iRadimed 1,280 122
IRhythm Holdings (1) 4,995 594
Kestra Medical Technologies (1)(2) 4,036 103
KORU Medical Systems (1) 6,797 29
Lantheus Holdings (1) 9,853 1,093
LeMaitre Vascular  3,297 316
LivaNova  (1) 8,478 697
Lucid Diagnostics (1)(2) 22,417 24
Merit Medical Systems (1) 9,024 626
MiniMed Group (1) 4,339 65
Neogen  (1) 33,424 300
NeuroPace  (1) 3,997 64

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Novocure  (1) 16,131 244
Omnicell (1) 6,888 286
OraSure Technologies (1) 8,556 38
Orchestra BioMed Holdings (1) 6,009 26
Orthofix Medical (1) 6,098 56
OrthoPediatrics  (1) 2,663 51
Procept Biorobotics  (1) 8,473 191
Pro-Dex (1) 313 18
Pulse Biosciences (1)(2) 2,751 76
QuidelOrtho  (1)(2) 9,948 174
RxSight  (1) 6,010 29
Sanara Medtech  (1)(2) 378 9
Senseonics Holdings (1)(2) 5,949 34
Shoulder Innovations (1) 1,603 32
SI-BONE (1) 6,633 108
Sight Sciences (1) 5,934 32
STAAR Surgical (1) 5,121 147
Stereotaxis (1)(2) 6,965 12
Strive, Class A (1)(2) 9,690 106
Tactile Systems Technology (1) 3,347 100
Tandem Diabetes Care (1) 10,535 159
TransMedics Group (1)(2) 5,176 344
UFP Technologies (1) 1,150 305
Utah Medical Products  400 28
Varex Imaging (1) 6,386 67
13,068
Health Care Providers & Services  3.2%
Acadia Healthcare (1) 14,199 419
Accendra Health (1) 9,091 31
AdaptHealth  (1) 15,709 164
Addus HomeCare  (1) 2,812 283
agilon health (1) 1,901 204
AirSculpt Technologies (1)(2) 1,364 6
Alignment Healthcare (1) 30,774 733
AMN Healthcare Services (1) 6,004 194
Ardent Health (1) 2,933 29
Astrana Health (1) 6,960 323
Aveanna Healthcare Holdings (1) 11,927 102
BrightSpring Health Services (1) 24,593 1,715
Brookdale Senior Living (1) 36,588 589
Castle Biosciences (1) 4,339 104
Clover Health Investments (1) 64,160 336
Community Health Systems (1) 19,808 66

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Concentra Group Holdings Parent  17,990 535
CorVel (1) 4,507 282
Cross Country Healthcare (1) 4,644 61
Fulgent Genetics (1) 2,917 60
GeneDx Holdings (1) 3,016 207
Guardian Pharmacy Services, Class A (1) 2,756 115
HealthEquity (1) 12,798 1,156
Hims & Hers Health (1)(2) 32,593 1,130
Hinge Health, Class A (1) 6,299 523
InfuSystem Holdings (1) 2,906 28
Innovage Holding (1) 2,697 32
LifeStance Health Group (1) 28,882 309
Lumexa Imaging Holdings (1) 2,844 32
National HealthCare  1,959 414
NeoGenomics  (1)(2) 19,851 290
NRC Health  1,784 38
Nutex Health (1)(2) 757 129
Omada Health (1) 5,428 119
Oncology Institute (1) 11,547 63
OPKO Health (1) 62,816 94
Option Care Health (1) 24,077 505
Oscar Health, Class A (1) 36,353 1,037
PACS Group (1) 7,021 299
Pediatrix Medical Group (1) 12,564 318
Pennant Group (1) 5,146 190
Privia Health Group (1) 18,232 469
Progyny (1) 10,349 298
RadNet  (1) 10,791 666
SBC Medical Group Holdings (1) 2,901 9
Sonida Senior Living (1) 4,347 177
Strata Critical Medical (1)(2) 10,295 54
Surgery Partners (1)(2) 12,055 203
Talkspace  (1) 21,132 110
U.S. Physical Therapy  2,285 157
Viemed Healthcare (1) 5,138 59
15,466
Health Care Technology  0.3%
Certara (1) 17,723 116
Evolent Health, Class A (1) 17,278 94
HealthStream  3,609 98
HeartFlow  (1) 12,124 356
LifeMD  (1)(2) 4,721 19
Multiplan (1) 1,486 51

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Phreesia (1) 7,494 77
Schrodinger (1) 8,731 142
Simulations Plus (1) 2,589 47
Teladoc Health (1) 27,469 233
TruBridge  (1) 1,624 42
Waystar Holding (1) 16,884 347
1,622
Life Sciences Tools & Services  0.5%
10X Genomics, Class A (1) 17,979 689
Adaptive Biotechnologies (1) 23,506 504
Alamar Biosciences (1) 2,029 55
Alpha Teknova  (1)(2) 1,152 7
Azenta  (1) 6,415 164
BioLife Solutions (1) 6,510 184
Codexis (1)(2) 11,736 27
CryoPort  (1) 7,272 114
Cytek Biosciences (1) 18,550 82
Fortrea Holdings (1) 14,562 253
Ginkgo Bioworks Holdings (1) 7,264 72
Lifecore Biomedical (1)(2) 3,629 19
Maravai LifeSciences Holdings, Class A (1) 17,012 106
Mesa Laboratories  806 80
Nautilus Biotechnology (1) 7,497 14
Omniab  (1) 16,584 41
Omniab , Earn Out Shares $12.50 (1) 233 —
Omniab , Earn Out Shares $15.00 (1) 233 —
Pacific Biosciences of California (1)(2) 42,561 72
Personalis  (1)(2) 10,231 137
Quanterix  (1) 5,207 22
2,642
Pharmaceuticals  2.8%
Aclaris Therapeutics (1)(2) 18,076 96
Alto Neuroscience (1) 3,995 105
Alumis  (1) 12,047 339
Amneal Pharmaceuticals (1) 26,050 451
Amphastar Pharmaceuticals (1) 4,866 98
Amylyx Pharmaceuticals (1) 14,026 252
AN2 Therapeutics (1) 4,037 20
ANI Pharmaceuticals (1) 3,134 259
Aquestive Therapeutics (1)(2) 16,470 68
Arvinas  (1) 8,524 71
AtaiBeckley  (1) 48,866 257
Atea Pharmaceuticals (1) 10,817 50

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Avalyn Pharma (1) 2,613 86
BioAge Labs (1) 5,361 131
Collegium Pharmaceutical (1)(2) 5,023 182
Context Therapeutics (1) 14,214 8
Contineum Therapeutics, Class A (1) 4,100 67
CorMedix (1)(2) 11,375 89
Crinetics Pharmaceuticals (1) 15,818 592
Definium Therapeutics (1) 19,608 922
Edgewise Therapeutics (1) 10,786 438
Enliven Therapeutics (1) 6,460 328
Esperion Therapeutics (1) 38,178 121
Eton Pharmaceuticals (1) 4,026 146
Evolus  (1) 8,953 62
EyePoint  (1) 11,668 167
Fulcrum Therapeutics (1) 9,456 35
Harmony Biosciences Holdings (1) 6,812 248
Harrow (1)(2) 4,883 207
Indivior Pharmaceuticals (1) 18,089 742
Innoviva  (1) 11,400 259
LB Pharmaceuticals (1) 3,413 111
LENZ Therapeutics (1)(2) 2,391 14
Lexicon Pharmaceuticals (1) 37,527 90
Ligand Pharmaceuticals (1) 3,029 957
Liquidia  (1) 10,643 849
Maze Therapeutics (1)(2) 5,321 159
MBX Biosciences (1) 4,680 258
MediWound  (1)(2) 1,218 18
Nektar Therapeutics (1) 5,198 363
Neumora Therapeutics (1) 15,471 26
Nuvation Bio (1)(2) 38,010 216
Ocular Therapeutix  (1) 31,052 305
Omeros  (1)(2) 10,878 103
Oramed Pharmaceuticals  5,131 25
Pacira BioSciences  (1) 5,945 151
Perrigo  21,239 221
Phathom Pharmaceuticals (1)(2) 7,417 80
Phibro Animal Health, Class A  3,160 99
Prestige Consumer Healthcare (1) 7,231 342
Rapport Therapeutics (1)(2) 4,620 192
Relmada Therapeutics (1) 14,260 99
Septerna  (1) 3,222 108
SIGA Technologies  5,123 19
SpyGlass Pharma (1) 1,690 38

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Supernus Pharmaceuticals (1) 8,470 394
Tarsus Pharmaceuticals (1) 6,317 398
Theravance Biopharma (1)(2) 5,760 98
Third Harmonic Bio (1)(2)(3) 2,206 —
Trevi Therapeutics (1) 16,163 301
VeraDermics  (1) 3,320 408
WaVe Life Sciences (1) 20,414 119
Xeris Biopharma Holdings (1) 25,859 205
Zevra Therapeutics (1) 8,882 127
13,789
Total Health Care 98,226
INDUSTRIALS & BUSINESS SERVICES  15.0%
Aerospace & Defense  1.8%
AAR (1) 6,027 861
AerSale  (1) 5,636 36
Aevex , Class A (1) 2,760 58
AIRO Group Holdings (1) 3,390 25
Archer Aviation, Class A (1)(2) 102,828 486
Astronics  (1) 4,901 398
Astronics , Class B (1) 43 3
Beta Technologies, Class A (1) 5,167 87
Cadre Holdings  4,809 137
Ducommun (1) 2,148 398
Eve Holding (1)(2) 14,996 38
Firefly Aerospace (1) 12,040 354
Innovative Solutions & Support (1) 2,234 40
Intuitive Machines (1)(2) 19,307 413
Mercury Systems (1) 8,504 1,040
Moog, Class A  4,321 1,831
National Presto Industries  776 97
Park Aerospace  2,792 107
Red Cat Holdings (1)(2) 16,782 179
Redwire  (1) 29,538 361
Satellogic , Class A (1) 14,379 82
Sidus Space, Class A (1)(2) 12,426 35
Starfighters Space (1)(2) 4,631 25
Swarmer (1) 535 24
TAT Technologies (1) 1,807 87
V2X (1) 4,431 330
Virgin Galactic Holdings (1) 14,568 42
Voyager Technologies, Class A (1)(2) 7,925 256
VSE (2) 4,271 976

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
York Space Systems (1)(2) 2,883 71
8,877
Air Freight & Logistics  0.1%
Forward Air (1)(2) 3,483 47
Hub Group, Class A  9,113 399
Radiant Logistics (1) 5,506 52
498
Building Products  1.2%
Apogee Enterprises  3,133 143
AZZ  4,542 704
CSW Industrials  2,448 681
Gibraltar Industries (1) 4,557 206
Griffon  5,862 572
Insteel Industries  2,875 87
Janus International Group (1) 20,182 112
Masterbrand (1) 30,665 316
Quanex Building Products  7,018 131
Resideo Technologies (1) 20,756 645
Tecnoglass 3,775 177
UFP Industries  8,643 784
Zurn Elkay Water Solutions  22,818 1,153
5,711
Commercial Services & Supplies  1.5%
ABM Industries  9,015 399
ACCO Brands  14,056 58
ACV Auctions, Class A (1) 26,082 187
BrightView Holdings (1) 10,839 154
Brink's  6,379 603
Casella Waste Systems, Class A (1) 9,636 934
Cimpress  (1) 2,606 265
Civeo (1) 1,588 56
CompX International  167 4
CoreCivic  (1) 14,997 456
Deluxe  6,848 164
Ennis  3,810 81
Enviri  (1) 3,962 87
GEO Group (1) 19,322 571
Healthcare Services Group (1) 10,483 257
HNI  10,914 441
Interface  8,818 316
LanzaTech Global (1)(2) 238 2
Liquidity Services (1) 3,602 141

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
MillerKnoll 10,394 213
NLI Holdings  1,083 6
Onterris  (1)(2) 5,168 104
OPENLANE (1) 16,113 664
Perma-Fix Environmental Services (1)(2) 2,279 33
Pitney Bowes  22,103 387
Quad/Graphics  3,816 32
UniFirst  2,231 590
Vestis  (1) 14,026 204
7,409
Construction & Engineering  2.0%
Ameresco, Class A (1) 5,004 138
Arcosa 7,467 1,085
Argan  2,071 1,654
Bowman Consulting Group (1) 2,216 65
Cardinal Infrastructure Group, Class A (1) 2,610 246
Centuri Holdings (1) 13,508 408
Concrete Pumping Holdings (1) 3,187 38
Construction Partners, Class A (1) 7,298 867
Fluor (1) 21,654 1,134
Granite Construction  6,734 1,065
INNOVATE (1) 838 16
Legence , Class A (1) 8,863 755
Limbach Holdings (1) 1,683 130
Matrix Service (1) 4,116 56
MYR Group (1) 2,362 1,182
NWPX Infrastructure (1) 1,444 217
Orion Group Holdings (1) 5,916 99
Shimmick  (1) 781 4
Tutor Perini  6,919 574
9,733
Electrical Equipment  1.4%
Allient 2,274 234
American Superconductor (1) 7,188 298
Amprius Technologies (1) 20,967 291
Array Technologies (1)(2) 23,567 175
Atkore  5,224 397
Babcock & Wilcox Enterprises (1) 20,459 288
ChargePoint Holdings (1) 3,684 22
Energous  (1) 807 19
Energy Vault Holdings (1) 20,901 98
EnerSys  5,616 1,313
Enovix  (1)(2) 29,934 182

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Eos Energy Enterprises (1)(2) 51,981 306
Espey Mfg. & Electronics  350 24
Fluence Energy (1)(2) 13,203 262
FuelCell Energy (1) 8,185 295
GrafTech International (1) 2,585 15
Hyliion Holdings (1) 19,274 100
LSI Industries  5,063 135
NANO Nuclear Energy (1) 6,562 139
Net Power (1) 3,218 5
NuScale Power (1) 49,116 493
Plug Power (1) 206,446 559
Power Solutions International (1) 1,305 51
Preformed Line Products (2) 381 156
SES AI (1) 38,003 36
Shoals Technologies Group, Class A (1) 25,727 255
Sunrun (1) 35,253 472
Tigo Energy (1) 5,844 14
6,634
Ground Transportation  0.4%
ArcBest  3,415 490
Covenant Logistics Group  2,366 105
FTAI Infrastructure  16,843 78
Heartland Express  5,531 84
Hertz Global Holdings (1) 18,003 41
Marten Transport  8,947 155
PAMT (1) 565 8
Proficient Auto Logistics (1) 3,724 25
RXO (1) 25,300 698
Universal Logistics Holdings (2) 672 10
Werner Enterprises  9,160 400
2,094
Industrial Conglomerates  0.1%
Brookfield Business, Class A  10,679 319
319
Machinery  3.4%
3D Systems (1) 22,139 67
Aebi Schmidt Holding  5,731 72
AirJoule Technologies (1)(2) 5,692 32
Alamo Group  1,615 266
Albany International, Class A  4,417 329
Alliance Laundry Holdings (1)(2) 6,703 178
Astec Industries  3,550 217

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Atmus Filtration Technologies  12,737 649
Blue Bird (1) 4,869 384
CECO Environmental (1) 7,953 722
Columbus McKinnon  4,376 66
Commercial Vehicle Group (1) 4,745 22
Douglas Dynamics  3,521 190
Elmet Group (1) 1,500 30
Energy Recovery (1) 7,874 71
Enerpac Tool Group  7,867 282
Enpro 3,252 1,226
ESCO Technologies  3,997 1,399
Federal Signal  9,212 1,184
Franklin Electric  5,777 619
FreightCar America (1) 2,239 22
Gencor Industries (1) 1,403 21
Gorman-Rupp  3,225 296
Graham (1) 1,614 200
Greenbrier  4,663 228
Helios Technologies  5,035 449
Hillman Solutions (1) 30,095 254
Hyster-Yale  1,698 59
JBT Marel 8,011 1,162
Kadant  (2) 1,813 570
Kennametal  11,708 410
L B Foster, Class A (1) 1,491 67
Lindsay  1,571 194
Luxfer Holdings  4,183 75
Manitowoc (1) 5,341 74
Mayville Engineering (1) 2,208 83
Microvast Holdings (1)(2) 31,890 37
Miller Industries  1,693 87
Mueller Water Products, Class A  23,721 613
Omega Flex  343 11
Palladyne AI (1)(2) 5,458 33
Park-Ohio Holdings  1,369 53
Perma-Pipe International Holdings (1) 1,123 31
Proto Labs (1) 3,640 297
Richtech Robotics, Class B (1)(2) 28,215 59
Standex International  1,837 657
Taylor Devices (1) 487 29
Tennant  2,708 237
Terex  17,377 1,258
Titan International (1) 8,016 62

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Trinity Industries  12,184 421
Twin Disc  1,741 40
Velo3D (1) 2,491 44
Wabash National  6,000 81
Worthington Enterprises  4,723 254
16,473
Marine Transportation  0.3%
Costamare 6,879 96
Costamare Bulkers Holdings (1) 1,134 20
Genco Shipping & Trading  4,918 122
Himalaya Shipping  4,465 60
Matson  4,597 884
Pangaea Logistics Solutions  5,399 35
Safe Bulkers  8,338 52
1,269
Passenger Airlines  0.5%
Allegiant Travel (1) 3,726 438
flyExclusive  (1) 511 1
Frontier Group Holdings (1) 8,976 71
JetBlue Airways (1) 51,454 295
Joby Aviation (1)(2) 102,238 912
Republic Airways Holdings (1) 2,147 45
SkyWest (1) 6,048 601
Wheels Up Experience (1) 828 7
2,370
Professional Services  1.1%
Asure Software (1)(2) 2,915 23
Barrett Business Services  3,677 131
BlackSky Technology (1) 5,108 143
CBIZ (1) 7,506 241
Clarivate (1) 53,403 115
Concentrix  6,521 146
Conduent (1) 21,948 32
CRA International  969 138
Exponent  7,436 437
Falcon's Beyond Global, Class A (1)(2) 4,222 76
First Advantage (1) 12,104 218
Franklin Covey (1)(2) 1,378 34
HireQuest  (2) 581 7
Huron Consulting Group (1) 2,500 225
IBEX Holdings (1) 1,502 46
ICF International  2,757 201

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Innodata (1) 4,801 363
Insperity  5,570 230
Kelly Services, Class A  4,525 56
Kforce 2,552 120
Korn Ferry  7,961 530
Legalzoom.com (1) 18,157 111
ManpowerGroup  7,068 239
Maximus  8,304 446
Mistras Group (1) 2,669 47
Public Policy Holding  345 2
RCM Technologies (1) 665 19
Resolute Holdings Management (1) 654 94
Spire Global (1)(2) 4,585 85
TIC Solutions (1)(2) 27,852 225
TriNet Group  4,158 206
TrueBlue (1) 3,847 27
Upwork (1) 18,169 152
Verra Mobility (1) 21,938 93
Willdan Group (1) 2,211 175
5,433
Trading Companies & Distributors  1.2%
Alta Equipment Group  2,315 15
BlueLinx Holdings (1) 1,217 75
Boise Cascade  5,545 430
Custom Truck One Source (1) 9,349 110
Distribution Solutions Group (1)(2) 1,255 34
DNOW (1) 28,667 372
DXP Enterprises (1) 1,990 336
EVI Industries  894 13
GATX  5,417 960
Global Industrial  2,256 75
Herc Holdings  5,058 725
Hudson Technologies (1) 4,796 28
Karat Packaging  1,303 44
McGrath RentCorp 3,747 454
NPK International (1) 12,495 199
Rush Enterprises, Class A  9,301 679
Rush Enterprises, Class B  1,416 108
Titan Machinery (1)(2) 3,214 68
Transcat  (1) 1,413 131
Willis Lease Finance  576 132
Xometry , Class A (1)(2) 6,981 674
5,662

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Transportation Infrastructure  0.0%
Sky Harbour Group (1)(2) 2,723 27
27
Total Industrials & Business Services 72,509
INFORMATION TECHNOLOGY  14.1%
Communications Equipment  1.1%
ADTRAN Holdings (1) 11,730 163
Aviat Networks (1) 1,528 34
BK Technologies (1) 464 40
Calix (1) 9,039 337
Clearfield (1)(2) 1,753 70
Digi International (1) 5,738 430
Extreme Networks (1) 19,596 634
Harmonic (1) 16,744 273
Inseego  (1)(2) 1,517 16
KVH Industries (1) 1,879 19
Lantronix  (1) 5,355 32
NETGEAR (1) 4,079 95
NetScout Systems (1) 10,773 469
Ondas Inc (1)(2) 73,629 607
Ribbon Communications (1) 14,135 33
Viasat  (1) 19,163 1,721
Vistance Networks  33,571 429
5,402
Electronic Equipment, Instruments & Components  2.8%
908 Devices (1)(2) 3,692 32
Aeva Technologies (1) 4,218 121
Arlo Technologies (1) 16,558 223
Badger Meter  4,545 674
Bel Fuse, Class A  259 75
Bel Fuse, Class B  1,865 621
Belden  6,010 721
Benchmark Electronics  5,502 543
Climb Global Solutions  2,545 59
Crane NXT  7,674 393
CTS  4,365 285
Daktronics (1) 5,846 114
ePlus 3,999 333
Evolv Technologies Holdings (1) 24,775 144
Forward Industries (1)(2) 9,354 40
Frequency Electronics (1) 1,025 68
Insight Enterprises (1) 4,345 529

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Itron  (1) 6,734 583
Kimball Electronics (1) 3,638 93
Knowles (1) 12,967 538
LightPath Technologies, Class A (1) 8,348 137
Lightwave Logic (1)(2) 24,246 229
Methode Electronics  5,288 100
Mirion Technologies (1) 36,536 655
M-Tron Industries (1) 630 62
Napco Security Technologies  5,261 200
nLight  (1) 8,430 587
Novanta (1)(2) 5,474 888
OSI Systems (1)(2) 2,419 529
Ouster (1) 9,452 591
PC Connection  1,647 120
Plexus (1) 4,088 1,229
Powerfleet  (1) 19,548 75
RF Industries (1) 1,267 27
Richardson Electronics (2) 1,564 30
Rogers (1) 2,735 448
ScanSource (1) 3,268 170
SmartRent  (1) 25,799 31
Syntec Optics Holdings (1) 1,062 13
Unusual Machines (1) 6,892 154
Vishay Intertechnology 18,607 1,001
Vishay Precision Group (1) 1,842 276
Vuzix  (1) 8,728 25
13,766
IT Services  0.4%
Backblaze , Class A (1) 8,946 142
BigBear.ai Holdings (1) 74,586 274
Brand Engagement Network (1)(2) 684 12
Commerce.com, Series 1 (1) 11,590 34
Crexendo  (1) 2,454 18
DXC Technology (1) 26,264 233
Everforth  (1) 6,138 110
Fastly, Class A (1) 23,107 424
Globant  (1) 6,511 188
Grid Dynamics Holdings (1) 10,005 57
Hackett Group  3,171 34
Information Services Group  4,728 19
Rackspace Technology (1)(2) 13,885 91
SharonAI Holdings (1) 653 55
TSS (1)(2) 3,688 45

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Tucows , Class A (1) 738 10
Unisys (1) 8,927 33
Whitefiber  (1)(2) 1,793 70
1,849
Semiconductors & Semiconductor Equipment  3.7%
ACM Research, Class A (1) 8,127 1,031
Aehr Test Systems (1) 4,670 449
Aeluma  (1)(2) 1,974 44
Alpha & Omega Semiconductor (1) 3,773 179
Ambarella (1) 6,507 558
Ambiq Micro (1) 2,836 250
Amtech Systems (1) 1,787 41
Atomera  (1) 5,845 51
Axcelis Technologies (1) 4,728 896
AXT (1) 9,528 687
Blaize Holdings (1)(2) 10,536 15
Canadian Solar (1)(2) 7,462 120
CEVA (1) 4,231 200
Cohu  (1) 7,127 527
Diodes (1) 6,934 759
Everspin Technologies (1) 2,935 71
GSI Technology (1) 4,773 37
Ichor Holdings (1) 5,293 594
Impinj  (1) 4,413 632
indie Semiconductor, Class A (1)(2) 32,329 145
inTEST  (1) 1,757 32
Kopin  (1)(2) 26,444 118
Kulicke & Soffa Industries  7,826 1,047
MaxLinear  (1) 13,067 1,673
Navitas Semiconductor (1) 27,709 497
NVE  741 77
PDF Solutions (1) 4,990 353
Penguin Solutions (1) 7,592 577
Photronics  (1) 8,776 285
Power Integrations  8,457 708
QuickLogic  (1) 2,493 50
Rigetti Computing (1)(2) 50,578 977
Silicon Laboratories (1) 5,005 1,094
SkyWater Technology (1) 5,634 196
Synaptics  (1) 5,869 729
T1 Energy (1)(2) 27,011 256
Toyo (1) 1,222 8
Ultra Clean Holdings (1) 6,786 968

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Veeco Instruments (1) 9,078 688
Wolfspeed  (1)(2) 4,356 210
17,829
Software  5.8%
8x8 (1) 17,663 30
A10 Networks  11,059 413
ACI Worldwide (1) 15,503 780
Adeia 17,014 560
Agilysys (1) 4,019 420
Alarm.com Holdings (1) 7,307 341
Alkami Technology (1)(2) 10,371 188
Amplitude, Class A (1) 14,704 113
Appian, Class A (1) 6,090 139
Arteris  (1) 5,342 260
Asana, Class A (1)(2) 14,867 104
AvePoint (1) 25,878 290
Bit Digital (1) 48,335 87
Bitdeer Technologies Group, Class A (1)(2) 19,807 314
Blackbaud (1) 5,523 164
BlackLine  (1) 7,597 213
Blend Labs, Class A (1) 28,106 48
Box, Class A (1) 20,948 556
Braze, Class A (1) 14,604 317
C3.ai, Class A (1)(2) 20,973 191
Cerence  (1) 6,807 77
Cipher Digital (1) 51,183 1,254
Cleanspark  (1) 38,622 562
Commvault Systems (1) 6,756 958
Consensus Cloud Solutions (1) 2,756 105
Core Scientific (1) 47,324 1,211
CS Disco (1) 2,764 10
Daily Journal (1) 207 124
Digimarc  (1)(2) 2,757 23
Digital Turbine (1) 16,705 216
Domo, Class B (1)(2) 3,344 10
Duos Technologies Group (1) 4,032 48
D-Wave Quantum (1)(2) 55,724 1,337
eGain  (1)(2) 1,863 12
EverCommerce  (1)(2) 1,812 18
Five9 (1) 11,547 246
Freshworks , Class A (1) 32,380 328
Hut 8 (1) 15,586 1,799
I3 Verticals, Class A (1)(2) 3,326 71

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Intapp  (1) 8,468 213
Intellicheck  (1) 2,781 11
InterDigital 3,942 1,116
JFrog  (1) 16,468 1,497
Kaltura (1) 13,793 18
Keel Infrastructure (1) 89,051 511
Life360 (1)(2) 2,913 161
LiveRamp Holdings (1) 9,434 355
MARA Holdings (1)(2) 58,494 813
Mitek Systems (1) 6,812 137
N-able (1) 9,071 33
nCino  (1) 16,215 265
NCR Voyix  (1)(2) 21,284 174
NextNav  (1)(2) 15,307 273
OneSpan 5,826 84
Ooma  (1) 3,878 75
PagerDuty (1) 13,217 128
PAR Technology (1)(2) 6,074 106
Porch Group (1) 14,713 221
Progress Software (1) 6,374 214
Q2 Holdings (1) 9,588 461
Qualys (1) 5,489 755
Rapid7 (1) 10,067 82
Red Violet (1) 1,726 110
ReposiTrak  (2) 1,707 15
Rimini Street (1) 7,506 32
Riot Platforms (1) 53,864 1,475
Roadzen  (1) 6,941 10
ServiceTitan , Class A (1) 9,262 655
Silvaco Group (1) 1,827 25
Soluna Holdings (1)(2) 15,808 21
SoundHound AI, Class A (1)(2) 60,359 391
Sprinklr, Class A (1) 17,258 89
Sprout Social, Class A (1) 8,226 62
SPS Commerce (1) 5,629 322
Telos (1) 8,439 39
Tenable Holdings (1) 17,345 640
Teradata (1)(2) 14,435 500
Thryv Holdings (1) 3,600 14
Varonis Systems (1) 17,239 723
Veritone  (1)(2) 12,705 17
Vertex, Class A (1) 10,982 126
Via Transportation, Class A (1)(2) 7,970 145

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Viant Technology, Class A (1)(2) 2,045 26
Weave Communications (1) 10,514 63
Workiva (1) 7,851 381
Xperi  (1) 6,932 57
Yext  (1) 12,162 57
ZenaTech  (1)(2) 6,520 10
Zeta Global Holdings, Class A (1) 34,268 674
28,319
Technology Hardware, Storage & Peripherals  0.3%
Corsair Gaming (1) 7,256 70
CPI Card Group (1) 1,034 21
Diebold Nixdorf (1)(2) 3,472 295
Eastman Kodak (1) 9,737 90
GPGI  27,308 433
Immersion (2) 3,753 25
Infleqtion  (1)(2) 17,745 236
One Stop Systems (1) 3,389 62
Quantum Computing (1)(2) 31,128 302
Turtle Beach (1)(2) 1,750 22
Xerox Holdings  18,403 58
1,614
Total Information Technology 68,779
MATERIALS  4.2%
Chemicals  1.8%
AdvanSix 3,976 79
Alto Ingredients (1) 11,129 63
Ashland  7,088 467
ASP Isotopes (1)(2) 17,765 110
Aspen Aerogels (1) 10,357 66
Avient 14,250 527
Balchem 4,942 835
Cabot  7,874 715
Chemours  23,447 481
Core Molding Technologies (1) 1,070 25
Ecovyst  (1) 16,839 210
Flotek Industries (1)(2) 2,195 52
FMC (2) 19,180 220
Hawkins  2,969 422
HB Fuller  8,417 491
Huntsman  25,346 269
Ingevity (1) 5,379 402
Innospec  3,804 310

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Intrepid Potash (1) 1,682 55
Koppers Holdings  2,756 124
Kronos Worldwide  3,329 21
LSB Industries (1) 9,050 98
Mativ Holdings  8,305 63
Minerals Technologies  4,744 351
Orion  8,825 58
Perimeter Solutions (1) 22,943 818
PureCycle Technologies (1)(2) 22,007 178
Quaker Chemical (2) 2,103 334
Rayonier Advanced Materials (1) 9,395 74
Sensient Technologies  6,506 802
Stepan  3,315 185
Tronox Holdings  17,911 113
Valhi  173 2
9,020
Construction Materials  0.2%
Knife River (1) 8,757 733
Smith-Midland (1)(2) 251 7
Titan America (2) 3,807 71
United States Lime & Minerals  1,666 174
985
Containers & Packaging  0.2%
Ardagh Metal Packaging  21,607 103
Greif, Class A  3,694 275
Greif, Class B (2) 740 69
Myers Industries  5,718 202
O-I Glass (1) 23,477 226
Ranpak Holdings (1)(2) 7,369 54
TriMas 4,139 186
1,115
Metals & Mining  1.9%
Alpha Metallurgical Resources (1) 1,633 269
American Battery Technology (1)(2) 19,746 56
Ampco -Pittsburgh (1) 2,473 21
Caledonia Mining  2,573 49
Century Aluminum (1) 10,705 493
Commercial Metals  17,001 1,067
Compass Minerals International (1) 4,896 152
Constellium  (1) 20,668 659
Contango Silver & Gold (1) 4,013 63
Critical Metals (1)(2) 10,355 106

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Dakota Gold (1) 17,813 76
Elemental Royalty (2) 5,385 94
Ferroglobe 18,231 58
Friedman Industries  922 30
Gold Resource (1) 24,866 31
Hycroft Mining Holding, Class A (1) 8,231 193
Idaho Strategic Resources (1) 2,314 76
Ivanhoe Electric (1) 18,304 176
Kaiser Aluminum  2,494 488
Lifezone Metals (1)(2) 4,331 17
Materion 3,166 942
McEwen (1) 7,884 143
Metallus  (1) 5,417 101
NioCorp Developments (1)(2) 21,605 104
Novagold Resources (1) 52,586 314
Perpetua Resources (1) 12,971 269
Ramaco Resources, Class A (1)(2) 6,271 83
Ramaco Resources, Class B  1,063 9
REalloys  (1) 8,684 125
Ryerson Holding  6,837 168
Silver Bow Mining (1) 813 6
SSR Mining (1) 33,302 942
SunCoke Energy  13,009 105
Tredegar (1) 3,639 29
U.S. Antimony (1)(2) 20,190 147
U.S. Gold (1)(2) 1,775 27
U.S. Goldmining (1)(2) 152 1
USA Rare Earth (1)(2) 29,300 632
Vista Gold (1) 21,794 42
Vox Royalty  9,405 44
Warrior Met Coal  8,016 651
Worthington Steel  5,037 169
9,227
Paper & Forest Products  0.1%
Clearwater Paper (1) 2,416 38
Magnera  (1) 5,218 61
Sylvamo 5,112 193
292
Total Materials 20,639
REAL ESTATE  5.6%
Diversified Real Estate Investment Trusts  0.5%
AH Realty Trust, REIT  11,729 83

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Alpine Income Property Trust, REIT  2,343 49
American Assets Trust, REIT  7,593 188
Broadstone Net Lease, REIT  29,716 614
CTO Realty Growth, REIT  5,059 109
Essential Properties Realty Trust, REIT  33,287 994
Gladstone Commercial, REIT  7,272 89
Global Net Lease, REIT  29,189 261
Modiv Industrial, REIT  1,288 22
NexPoint Diversified Real Estate Trust, REIT (2) 4,868 25
2,434
Health Care Real Estate Investment Trusts  0.7%
CareTrust REIT, REIT  34,256 1,382
Chiron Real Estate, REIT (2) 1,922 72
Community Healthcare Trust, REIT  4,219 77
Diversified Healthcare Trust, REIT  34,053 317
LTC Properties, REIT  7,502 288
National Health Investors, REIT  7,331 559
National Healthcare Properties, REIT (1) 6,862 101
Sabra Health Care REIT, REIT  38,531 752
Strawberry Fields REIT, REIT  782 11
Universal Health Realty Income Trust, REIT  1,962 86
3,645
Hotel & Resort Real Estate Investment Trusts  0.8%
Apple Hospitality REIT, REIT  33,554 564
Braemar Hotels & Resorts, REIT  5,746 12
Chatham Lodging Trust, REIT  6,896 91
DiamondRock Hospitality, REIT  31,571 385
Park Hotels & Resorts, REIT  28,483 406
Pebblebrook Hotel Trust, REIT  17,119 332
RLJ Lodging Trust, REIT  18,878 224
Ryman Hospitality Properties, REIT  9,475 1,218
Service Properties Trust, REIT  88,562 150
Summit Hotel Properties, REIT (2) 16,045 113
Sunstone Hotel Investors, REIT  27,550 315
Xenia Hotels & Resorts, REIT  14,148 288
4,098
Industrial Real Estate Investment Trusts  0.4%
Industrial Logistics Properties Trust, REIT  8,563 76
Innovative Industrial Properties, REIT (2) 4,347 270
LXP Industrial Trust, REIT  8,876 478
One Liberty Properties, REIT  2,670 65

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Terreno Realty, REIT  16,152 1,046
1,935
Office Real Estate Investment Trusts  0.6%
Brandywine Realty Trust, REIT  26,368 84
COPT Defense Properties, REIT  17,720 645
Douglas Emmett, REIT  25,293 299
Easterly Government Properties, REIT  6,810 170
Empire State Realty Trust, Class A, REIT  21,691 117
Highwoods Properties, REIT  16,856 508
Hudson Pacific Properties, REIT (1)(2) 8,081 123
JBG SMITH Properties, REIT (2) 9,092 133
NET Lease Office Properties, REIT  2,279 25
Orion Properties, REIT  8,103 23
Piedmont Realty Trust, Class A, REIT (1) 19,141 175
Postal Realty Trust, Class A, REIT (2) 4,036 100
SL Green Realty, REIT (2) 10,993 569
2,971
Real Estate Management & Development  0.8%
AGNT (2) 14,442 78
American Realty Investors (1) 57 1
Compass, Class A (1)(2) 108,361 1,336
Comstock Holding (1) 549 9
Cushman & Wakefield (1) 36,453 488
Douglas Elliman (1) 9,407 17
Forestar Group (1) 2,981 94
FRP Holdings (1) 1,775 44
Marcus & Millichap  3,573 111
Maui Land & Pineapple (1) 611 11
Newmark Group, Class A  23,901 361
Opendoor Technologies (1) 142,082 657
RE/MAX Holdings, Class A (1) 2,429 24
Real Brokerage (1) 23,519 43
RMR Group, Class A  2,384 49
Seaport Entertainment Group (1)(2) 899 24
St. Joe  5,867 368
Tejon Ranch (1) 3,307 62
Transcontinental Realty Investors (1) 179 8
3,785
Residential Real Estate Investment Trusts  0.2%
BRT Apartments, REIT  1,079 17
Centerspace , REIT  2,614 147
Independence Realty Trust, REIT  36,219 604

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
NexPoint Residential Trust, REIT  3,468 97
UMH Properties, REIT  12,423 188
1,053
Retail Real Estate Investment Trusts  1.3%
Acadia Realty Trust, REIT  20,830 436
Alexander's, REIT  328 90
CBL & Associates Properties, REIT  2,854 151
Curbline Properties, REIT  15,108 459
FrontView REIT, REIT  3,250 66
Getty Realty, REIT  8,789 293
InvenTrust Properties, REIT  11,964 424
Kite Realty Group Trust, REIT  31,214 886
Macerich, REIT  43,126 1,086
NETSTREIT, REIT (2) 14,957 316
Phillips Edison, REIT  19,416 808
Saul Centers, REIT  2,031 76
SITE Centers, REIT  7,692 31
Tanger , REIT  17,311 683
Urban Edge Properties, REIT  19,516 447
Whitestone REIT, REIT  7,004 133
6,385
Specialized Real Estate Investment Trusts  0.3%
Farmland Partners, REIT  6,219 60
Four Corners Property Trust, REIT  16,791 412
Gladstone Land, REIT  6,119 52
Outfront Media, REIT  24,341 797
Safehold, REIT  8,260 130
Smartstop Self Storage REIT, REIT  8,518 277
1,728
Total Real Estate 28,034
UTILITIES  2.7%
Electric Utilities  0.7%
Genie Energy, Class B  3,184 46
Hawaiian Electric Industries (1) 25,053 339
MGE Energy  5,676 463
Otter Tail  5,899 531
Portland General Electric  17,840 924
TXNM Energy  15,728 893
3,196
Gas Utilities  1.0%
Brookfield Infrastructure, Class A  19,036 733

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Chesapeake Utilities  3,708 454
New Jersey Resources  15,530 870
Northwest Natural Holding  6,478 318
ONE Gas  9,625 742
RGC Resources  1,063 26
Southwest Gas Holdings  11,145 988
Spire  8,942 698
4,829
Independent Power & Renewable Electricity
Producers  0.2%
Hallador Energy (1) 5,321 92
Montauk Renewables (1)(2) 5,931 9
Ormat Technologies  9,482 1,033
1,134
Multi-Utilities  0.5%
Avista 12,808 524
Black Hills  11,723 872
Northwestern Energy Group  9,456 677
Unitil 2,726 144
2,217
Water Utilities  0.3%
American States Water  6,090 503
Cadiz (1)(2) 8,732 36
California Water Service Group  9,281 452
Consolidated Water  2,362 70
Global Water Resources  1,312 9
H2O America (2) 5,342 325
Middlesex Water  2,810 158
Pure Cycle (1) 2,711 29
York Water  2,485 76
1,658
Total Utilities 13,034
Total Common Stocks (Cost $402,168) 485,490

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.0%
COMMUNICATION SERVICES  0.0%
Diversified Telecommunication Services  0.0%
Liberty Latin America, Series A, 9.00% (4) 2,300 50
Total Communication Services 50
Total Preferred Stocks (Cost $62) 50
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.69% (5)(6) 741,973 742
Total Short-Term Investments (Cost $742) 742
SECURITIES LENDING COLLATERAL  3.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 3.3%
Money Market Funds 3.3%
T. Rowe Price Treasury Reserve Fund, 3.66% (5)(6) 16,239,310 16,239
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 16,239
Total Securities Lending Collateral (Cost $16,239) 16,239
Total Investments in Securities
103.1% of Net Assets
(Cost $419,211) $ 502,521
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2026.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Perpetual security with no stated maturity date.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Small-Cap Index Fund

CVR Contingent Value Rights
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 5 Russell 2000 E-Mini Index contracts 9/26 761 $ 3
Net payments (receipts) of variation margin to date (1)
Variation margin receivable (payable) on open futures contracts $ 2

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 49
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ — $ 49+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 2,736  ¤  ¤ $ 742
T. Rowe Price Treasury
Reserve Fund, 3.66% 19,052  ¤  ¤ 16,239
Total $ 16,981^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $49 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,981.

T. ROWE PRICE Small-Cap Index Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $419,211) $ 502,521
Cash 4,615
Receivable for shares sold 460
Receivable for investment securities sold 421
Dividends receivable 337
Due from affiliates 33
Cash deposits on futures contracts 23
Variation margin receivable on futures contracts 2
Other assets 21
Total assets 508,433
Liabilities
Obligation to return securities lending collateral 16,239
Payable for investment securities purchased 4,757
Payable for shares redeemed 72
Investment management fees payable 35
Other liabilities 101
Total liabilities 21,204
Commitments and Contingent Liabilities (note 7)
NET ASSETS $ 487,229
Net Assets Consist of:
Total distributable earnings (loss) $ 118,623
Paid-in capital applicable to 23,038,928 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 368,606
NET ASSETS $ 487,229
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $133; Shares outstanding: 6,307) $ 21.04
I Class
(Net assets: $194,526; Shares outstanding: 9,202,512) $ 21.14
Z Class
(Net assets: $292,570; Shares outstanding: 13,830,109) $ 21.15

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $4) $ 2,166
Securities lending 117
Other 2
Total income 2,285
Expenses
Investment management 174
Shareholder servicing
I Class 33
Prospectus and shareholder reports
I Class
$
2
Z Class 2 4
Custody and accounting 129
Legal and audit 17
Miscellaneous 8
Waived / paid by Price Associates (245)
Total expenses 120
Net investment income 2,165
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 37,980
Futures 660
Net realized gain 38,640
Change in net unrealized gain / loss
Securities 40,480
Futures 14
Change in net unrealized gain / loss 40,494
Net realized and unrealized gain / loss 79,134
INCREASE IN NET ASSETS FROM OPERATIONS $ 81,299

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,165 $ 3,328
Net realized gain 38,640 1,559
Change in net unrealized gain / loss 40,494 29,412
Increase in net assets from operations 81,299 34,299
Distributions to shareholders
Net earnings
Investor Class – (3)
I Class – (3,653)
Z Class – (3,615)
Decrease in net assets from distributions – (7,271)
Capital share transactions
*
Shares sold
I Class 8,239 21,617
Z Class 107,928 82,330
Distributions reinvested
I Class – 3,653
Z Class – 3,615
Shares redeemed
I Class (6,797) (14,911)
Z Class (9,982) (23,169)
Increase in net assets from capital share
transactions 99,388 73,135

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase during period 180,687 100,163
Beginning of period 306,542 206,379
End of period $ 487,229 $ 306,542
*Share information (000s)
Shares sold
I Class 438 1,449
Z Class 5,687 5,117
Distributions reinvested
I Class – 203
Z Class – 201
Shares redeemed
I Class (361) (964)
Z Class (501) (1,415)
Increase in shares outstanding 5,263 4,591

T. ROWE PRICE Small-Cap Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Small-Cap Index Fund
(the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the Small-Cap Index Fund (Investor Class), the Small-Cap Index
Fund–I Class (I Class) and the Small-Cap Index Fund–Z Class (Z Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Small-Cap Index Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Small-Cap Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Small-Cap Index Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 485,490 $ — $ — $ 485,490
Preferred Stocks 50 — — 50
Short-Term Investments 742 — — 742
Securities Lending Collateral 16,239 — — 16,239
Total Securities 502,521 — — 502,521
Futures Contracts* 3 — — 3
Total $ 502,524 $ — $ — $ 502,524
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 3
*
Total $ 3
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives
$
660
Total
$
660

T. ROWE PRICE Small-Cap Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, cash of $23,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives
$
14
Total
$
14

T. ROWE PRICE Small-Cap Index Fund

to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net

T. ROWE PRICE Small-Cap Index Fund

of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $31,894,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the aggregate value of collateral was $32,855,000 and consisted of cash collateral and related investments of $16,239,000 and U.S. government securities of $16,616,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $201,412,000 and
$98,931,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $424,615,000. Net unrealized gain aggregated
$77,909,000 at period-end, of which $111,661,000 related to appreciated investments and $33,752,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a

T. ROWE PRICE Small-Cap Index Fund

reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related

T. ROWE PRICE Small-Cap Index Fund

to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $518,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.29% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(61) $(184)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Small-Cap Index Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2026, the fund was charged $33,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $3,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2026, approximately 93% of the outstanding shares of the I Class were held by college saving plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price

T. ROWE PRICE Small-Cap Index Fund

Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 6,307 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Small-Cap Index Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Small-Cap Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE Small-Cap Index Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Index Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the
Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the
advisory fees that the Adviser receives from the fund. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size, and have also benefitted from management fee reductions over the years. In addition, the fund is subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Index Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe). The information provided to the
Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Index Fund

and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F33-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026